UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-07471

Matthew 25 Fund

(Exact name of registrant as specified in charter)

122 E. Butler Avenue

Suite 300

Ambler, PA 19002

(Address of principal executive offices) (Zip code)

Mark Mulholland

122 E. Butler Avenue

Suite 300

Ambler, PA 19002

(Name and address of agent for service)

Registrant's telephone number, including area code: (215) 884-4458

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2026 (Unaudited)

MATTHEW 25 FUND

MXXVX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the Matthew 25 Fund - MXXVX for the period January 1, 2026 to June 30, 2026.

You can find additional information, including the Shareholder's Letter, at www.matthew25fund.com or you can also request this information by contacting us at 1-888-M25-FUND.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Matthew 25 Fund	$57	1.10%

managment’s discussion of fund performance

Dear Owners,

Our Matthew 25 Fund (MXXVX) returned 8.97% in the first 6 months of 2026. This was less than the 10.21% return on the S&P 500 Index (SPX). I am optimistic about our current portfolio of growth and value investments that I believe will benefit from the many technological changes happening now and going forward. I discuss this more fully in our June 30, 2026 Shareholder letter available on our website at: https://www.matthew25fund.com/annual-reports/

 I always emphasize long-term investing over trading and speculation, and I am optimistic that we can increase our Matthew 25 Fund’s long-term performance over the stock market’s averages:

Period	MXXVX	SPX
3 yrs.	22.94%	20.59%
15 yrs.	13.46%	14.35%
20 yrs.	10.47%	11.38%
25 yrs.	10.49%	9.54%
30 yrs.	11.59%	10.35%

A $10,000 investment in MXXVX at its inception of 10/16/1995 has grown to $292,580.58. My wife and I have been owners since inception and continue to purchase shares. We currently own 13.53% of MXXVX.

During the first half of this year, I made the following changes to our portfolio:

Sold – FedEx, Interface and Nucor

Bought + Coherent and Palantir Technologies

These changes were made to improve the growth potential and/or the intrinsic value of our investments. To see the performance of our legacy holdings and additional portfolio information, please visit our website to read our Semi-annual Shareholder Letter for 6/30/26. As always, it is my honor to work for you and to invest side-by-side with you.

Good fortune,

Mark Mulholland

Performance graph

AVERAGE ANNUAL RETURNS

	1 YEAR	5 YEARS	10 YEARS
Matthew 25 Fund	21.79%	10.43%	14.34%
S&P 500 Index	22.32%	13.40%	15.50%

Hypothetical Cumulative Performance Comparison of $10,000 Investment For the Past 10 Years

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-888-M25-FUND.

Fund statistics

NET ASSETS:	$347,264,233
PORTFOLIO HOLDINGS:	21
PORTFOLIO TURNOVER:	17.67%
ADVISORY FEES PAID BY FUND:	$1,635,420

Asset Allocation

Semiconductors & Related Devices	35.54%
Pharmaceutical Preparations	8.46%
Retail-Catalog & Mail-Order Houses	6.69%
Federal & Federally - Sponsored Credit Agencies	5.74%
Electronic Computers	4.46%
Security Brokers, Dealers & Exchanges	4.37%
Services-Business Services	4.33%
Optical Instruments & Lenses	4.03%
Motor Vehicles & Passenger Car Bodies	3.94%
National Commercial Bank	3.93%
Services-Prepackaged Software	3.61%
Hotels & Motels	3.41%
Fire, Marine & Casualty Insurance	3.02%
State Commercial Banks	2.70%
Investment Advice	2.64%
Finance Services	1.50%
Chemicals & Allied Products	1.12%
Money Market Fund	0.60%
Business Services	0.00%
Total % Of Net Assets	100.09%

top ten holdings

1.	NVIDIA Corp.	21.92%
2.	Taiwan Semiconductor Manufacturing Co. Ltd.	13.61%
3.	Eli Lilly & Co.	8.46%
4.	Amazon.com, Inc.	6.69%
5.	Apple, Inc.	4.46%
6.	Goldman Sachs Group, Inc.	4.37%
7.	Mercadolibre, Inc.	4.33%
8.	Federal Agricultural Mortgage Corp. Class A & C	4.95%
9.	Coherent Corp.	4.03%
10.	Tesla, Inc.	3.94%
	Total % Of Net Assets	76.76%

*Indicates a combined position.

How has the Fund changed

The Fund has not had any material changes during the six months ended June 30, 2026.

Notice Regarding Delivery of Shareholder Documents

In order to reduce expenses, we will deliver a single copy of prospectuses, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would prefer that your Matthew 25 Fund documents not be householded, please contact Matthew 25 Fund at 1-888-M25-FUND, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Matthew 25 Fund or your financial intermediary.

Availability of Additional Information about the Fund

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://www.matthew25fund.com/ or contact us at 1-888-M25-FUND.

For a more thorough understanding of our investment process, including a fuller description of our investment criteria and how we apply these criteria to our particular companies, we encourage you to read our shareholder letters contained within previous Annual and Semi-Reports, as well as current shareholder letters, available at https://www.matthew25fund.com/

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Schedule included in Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

Matthew 25 Fund

SEMI-ANNUAL FINANCIAL STATEMENTS

JUNE 30, 2026

(UNAUDITED)

Matthew 25 Fund

1-888-M25-FUND

Fund Symbol: MXXVX

Website: www.matthew25fund.com

This report is provided for the general information of Matthew 25 Fund shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund. Please read it carefully before you invest.

Matthew 25 Fund

		SCHEDULE OF INVESTMENTS
		JUNE 30, 2026 (UNAUDITED)

Shares/Principal Amount		Cost	Value	% of Net Assets

COMMON STOCKS

Business Services
-	The Depository Trust & Clearing Corp. (Acquisition Dates 08/24/12 - 03/09/2026) (*) (***) (b)	$1,512	$9,181	0.00%

Chemicals & Allied Products
44,000	Solstice Advanced Materials, Inc.	1,979,121	3,898,400	1.12%

Electronic Computers
53,500	Apple, Inc.	177,198	15,480,760	4.46%

Federal & Federally - Sponsored Credit Agencies
11,000	Federal Agricultural Mortgage Corp. Class C	374,934	2,191,970
102,000	Federal Agricultural Mortgage Corp. Class A **	8,622,421	14,998,080
423,000	Federal National Mortgage Association Fannie Mae *	3,307,982	2,753,730
		12,305,337	19,943,780	5.74%
Finance Services
83,000	Circle Internet Group, Inc. Class A *	9,336,755	5,198,290	1.50%

Fire, Marine & Casualty Insurance
14	Berkshire Hathaway, Inc. Class A *	582,572	10,483,900	3.02%

Hotels & Motels
830,000	Park Hotels & Resorts, Inc.	9,108,953	11,827,500	3.41%

Investment Advice
100,000	KKR & Co., Inc. Class A	1,203,025	9,178,000	2.64%

Motor Vehicles & Passenger Car Bodies
32,500	Tesla, Inc. *	4,637,384	13,669,500	3.94%

National Commercial Bank
41,750	JP Morgan Chase & Co.	1,367,859	13,666,027	3.93%

Optical Instruments & Lenses
35,500	Coherent Corp. *	9,387,160	14,003,685	4.03%

Pharmaceutical Preparations
24,500	Eli Lilly & Co.	18,756,695	29,386,035	8.46%

Retail-Catalog & Mail-Order Houses
97,500	Amazon.com, Inc. *	9,583,764	23,238,150	6.69%

Security Brokers, Dealers & Exchanges
15,000	Goldman Sachs Group, Inc.	1,337,099	15,170,550	4.37%

Semiconductors & Related Devices
380,500	NVIDIA Corp.	20,192,755	76,134,245
99,000	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	21,391,641	47,279,430
		41,584,396	123,413,675	35.54%
Services-Business Services
8,850	Mercadolibre, Inc. (Uruguay) *	14,265,293	15,021,902	4.33%

Services-Prepackaged Software
107,500	Palantir Technologies, Inc. *	14,546,366	12,542,025	3.61%

State Commercial Banks
72,500	East West Bancorp, Inc.	1,978,053	9,359,025	2.70%

	Total Common Stocks	152,138,542	345,490,385	99.48%

MONEY MARKET FUND
2,092,540	Goldman Sachs Financial Square Government Fund Class Institutional, 3.53% (a)	2,092,540	2,092,540	0.60%

	Total Investments	$154,231,082	$347,582,925	100.09%

	Liabilities In Excess of Other Assets, Net		(318,692)	(0.09)%

	Net Assets		$347,264,233	100.00%

* Non-Income producing securities during the period.
** Level 2 Security
*** Level 3 Security. This security was valued using significant unobservable inputs.
(a) Variable rate security; the rate shown represents the yield at June 30, 2026.
(b) Actual shares owned 0.116 shares.
ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

Matthew 25 Fund

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2026 (UNAUDITED)
Assets
Investment in securities at market value (cost $154,231,082)	$ 347,582,925
Receivables:
Cash	10,925
Dividends & Interest	284,020
Securities Sold	57,699
Shareholder Subscriptions	202
Prepaid expenses	23,329
Total Assets	347,959,100
Liabilities
Payables:
Securities purchased	127,454
Shareholder Redemptions	220,432
Advisor Fees	283,689
Trustee fees	28,451
Accrued expenses	34,841
Total Liabilities	694,867

Net Assets (Equivalent to $38.86 per share based on 8,936,417	$ 347,264,233
shares of capital stock outstanding, 100,000,000 shares
authorized, $0.01 par value)
Minimum redemption price per share $38.86 x 0.98 = $38.08 (Note 8)

Composition of Net Assets
Shares of common stock	$ 89,364
Additional paid-in capital	118,180,715
Distributable earnings	228,994,154

Net Assets	$ 347,264,233

The accompanying notes are an integral part of these financial statements.

Matthew 25 Fund

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2026 (UNAUDITED)

Investment Income
Dividends (net of foreign withholding taxes of $57,011)	$ 1,495,918
Interest	20,410
Total Investment Income	1,516,328

Expenses
Management fees	1,635,420
Transfer agent and accounting fees	32,659
Trustees' fees and expenses	24,993
Custodian and bank fees	17,347
Compliance Officer fees	17,102
Professional fees	15,355
Registration fees	11,342
Office expenses	8,285
Insurance	7,062
Postage & printing fees	6,543
NSCC fees	3,106
NASDAQ fees	406
Total Expenses	1,779,620

Net Investment Loss	(263,292)

Realized and Unrealized Gain from Investments
Net realized gain from investments	24,133,384
Net change in unrealized appreciation on investments	4,690,805
Net realized and unrealized gain from investments	28,824,189

Net increase in net assets resulting from operations	$ 28,560,897

The accompanying notes are an integral part of these financial statements.

Matthew 25 Fund

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	06/30/2026	12/31/2025

Increase (Decrease) in Net Assets From Operations
Net investment loss	$ (263,292)	$ (392,205)
Net realized gain from investments	24,133,384	43,735,625
Unrealized appreciation on investments	4,690,805	9,521,909
Net increase in assets resulting from operations	28,560,897	52,865,329

Distributions to Shareholders	-	(43,571,147)

Capital Share Transactions	(10,607,194)	2,700,436

Total Increase in Net Assets	17,953,703	11,994,618

Net Assets at Beginning of Period/Year	329,310,530	317,315,912

Net Assets at End of Period/Year	$ 347,264,233	$ 329,310,530

The accompanying notes are an integral part of these financial statements.

Matthew 25 Fund

									FINANCIAL HIGHLIGHTS
				Selected data for a share outstanding throughout each period/year:

	(Unaudited)
	Six Months
	Ended		Years Ended
	06/30/2026		12/31/2025		12/31/2024		12/31/2023		12/31/2022		12/31/2021
Net Asset Value -
Beginning of Period/Year	$ 35.66		$ 34.56		$ 29.02		$ 23.01		$ 35.39		$ 32.47
Net Investment Income (Loss) (1)	(0.03)		(0.05)		0.09		0.06		0.20		0.11
Net Gains or (Losses) on Investments
(realized and unrealized)	3.23		6.42		7.95		8.32		(10.78)		7.04
Total from Investment Operations	3.20		6.37		8.04		8.38		(10.58)		7.15

Less Distributions
From net investment income	0.00		(0.10)		0.00		(0.06)		(0.21)		(0.11)
From realized gains	0.00		(5.17)		(2.50)		(2.31)		(1.59)		(4.12)
Total Distributions	0.00		(5.27)		(2.50)		(2.37)		(1.80)		(4.23)

Paid in capital from redemption fees	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*

Net Asset Value -
End of Period/Year	$ 38.86		$ 35.66		$ 34.56		$ 29.02		$ 23.01		$ 35.39

Total Return (2)	8.97%	(4)	18.45%		27.38%		36.44%		(30.08)%		22.27%

Net Assets - End of Period/Year (000's omitted)	$ 347,264		$ 329,311		$ 317,316		$ 288,318		$ 238,020		$ 376,399

Ratio of Expenses to Average Net Assets	1.10%	(3)	1.10%		1.10%		1.10%		1.10%		1.07%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.16)%	(3)	(0.13)%		0.28%		0.21%		0.68%		0.30%

Portfolio Turnover Rate	17.67%	(4)	37.03%		30.26%		23.38%		29.02%		25.43%

(1) Per share net investment income (loss) has been determined on the average number of shares outstanding during the year.
(2) Total return assumes reinvestment of dividends.
(3) Annualized.
(4) Not Annualized.
* Amount is less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

matthew 25 fund

NOTES TO FINANCIAL STATEMENTS

june 30, 2026 (unaudited)

NOTE 1 - Nature of Operations

Matthew 25 Fund, Inc. was incorporated on August 28, 1995 in Pennsylvania and commenced operations on October 16, 1995. On November 2, 2012, a new Pennsylvania business trust was formed as Matthew 25 Fund. On January 1, 2013, Matthew 25 Fund was merged into the new business trust, and all of the attributes and ownership of the Pennsylvania Corporation (formerly Matthew 25 Fund, Inc.) are now part of the business trust known as Matthew 25 Fund (the “Fund”). The Fund is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, and its shares are registered under the Securities Act of 1933. The Fund’s objective is to seek long-term capital appreciation. Income is a secondary objective.

NOTE 2 - Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Fund. The Fund follows the accounting and reporting guidance of FASB Accounting Standard Codification 946 applicable to investment companies.

Security Valuation

All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes

The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a “regulated investment company” (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Fund adopted ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, effective beginning fiscal year January 1, 2026. For the period January 1, 2026 through June 30, 2026 the Fund did not pay any income taxes for federal, state or foreign taxes.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2022-2024) or expected to be taken on the Fund’s 2025 tax return. The Fund identifies their major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended June 30, 2026, the Fund did not incur any interest or penalties.

Distributions to Shareholders

The Fund intends to distribute to its shareholders substantially all of its net investment income, if any, and net realized capital gains, if any, annually.

Cash and Cash Equivalents

The Fund considers all highly liquid debt instruments having original maturities of three months or less at the date of purchase to be cash equivalents. The Fund may, during the ordinary course of business, maintain account balances with banks in excess of federally insured limits. The Fund has not experienced losses on these accounts, and management believes that the Fund is not exposed to significant risks on such accounts.

Security Transactions and Investment Income

The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3 – Securities Valuations

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

The Fund's Board of Trustees has adopted guidelines for Fair Value Pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees. Generally, Fair Value Pricing is used only when market prices are unavailable. As an example, if trading is halted on one of the Fund's portfolio holdings while the market remains open for most other securities, the Advisor may use Fair Value Pricing to value the holding in order to calculate the day's NAV.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments in active markets, interest rates, implied volatilities, credit spreads, yield curves, and market-collaborated inputs.

•	Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Exchange or NASDAQ securities that have not recently traded are valued at the last bid price in the securities primary market. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2, or Level 3 as applicable.

Short-term investment. Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share. These securities will be categorized Level 1 of the fair value hierarchy.

The following table summarizes the inputs used to value the Fund's assets and liabilities measured at fair value as of June 30, 2026:

	Financial Instruments – Assets
Categories	Level 1	Level 2	Level 3	Fair Value

Common Stocks *	$330,483,124	$14,998,080	$ 9,181	$345,490,385
Short-Term Investment	2,092,540	-	-	2,092,540
	$332,575,664	$14,998,080	$ 9,181	$347,582,925

* Industry classifications for these categories are detailed in the Schedule of Investments.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Level 3
Balance as of 12/31/2025	$7,795
Accrued Accretion/(Amortization)	-
Change in Unrealized Appreciation/(Depreciation)	1,270
Realized Gain/(Loss)	-
Purchases/Sales	116
Transfers In/(Out) of Level 3	-
Balance as of 6/30/2026	$9,181

The Level 3 valuation technique and significant unobservable inputs used for the Fund’s investment is the valuation of the security based on the latest available market value provided by the Company.

NOTE 4 - Investment Advisory Agreement and Other Related Party Transactions

The Fund has an investment advisory agreement with The Matthew 25 Management Corporation, (“The Advisor”) whereby The Advisor receives a fee of 1% per year on the net assets of the Fund. All fees are computed on the daily closing net asset value of the Fund and are payable monthly. The Advisor has agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating expenses exceed 2.0% of the first $10,000,000 and 1.5% of the next $20,000,000.

The management fee for the six months ended June 30, 2026, as computed pursuant to the investment advisory agreement, totaled $1,635,420. The management fee is the only revenue for the Advisor and the Advisor's expenses are paid out of this revenue.

Mr. Mark Mulholland is the sole director of The Advisor and is also the President of the Fund.

The Fund’s Chief Compliance Officer is the sister of an interested Trustee of the Fund.

NOTE 5 – Segment Reporting

The Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown in the statement of operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a Fund based on performance measurements. Due to the significance of oversight and their role, Mark Mulholland is deemed to be the Chief Operating Decision Maker.

NOTE 6 - Investments

For the six months ended June 30, 2026, purchases and sales of investment securities other than short-term investments aggregated $58,045,560 and $68,237,894, respectively.

NOTE 7 - Capital Share Transactions

As of June 30, 2026, there were 100,000,000 shares of $0.01 per value capital stock authorized. Transactions in capital stock were as follows:

	June 30, 2026		December 31, 2025
	Shares	Amount	Shares	Amount
Shares sold	109,938	$ 4,045,744	181,352	$ 6,475,993
Shares reinvested	-	-	1,049,048	37,346,122
Redemption fees	-	10,253	-	7,278
Shares redeemed	(408,550)	(14,663,191)	(1,176,740)	(41,128,957)
Net increase (decrease)	(298,612)	$(10,607,194)	53,660	$ 2,700,436

NOTE 8 - Redemption Fee

To discourage short-term trades by investors, and to compensate the Fund for costs that may be incurred by such trades, the Fund will impose a redemption fee of 2% of the total redemption amount (calculated at market value) if shares are held for 365 days or less. The redemption fee does not apply to shares purchased through reinvested distributions. For the six months ended June 30, 2026, the Fund received $10,253 in redemption fees that were reclassified to paid-in capital.

NOTE 9 – Tax Matters

As of December 31, 2025, the tax basis unrealized appreciation (depreciation) and cost of investment securities, including short-term investments, were as follows:

Federal tax cost of investments +                               $ 140,408,235

Gross tax unrealized appreciation on investments $ 189,558,870

Gross tax unrealized depreciation on investments         (899,007)

Net tax unrealized appreciation                                    $ 188,659,863

The Fund’s distributable earnings on a tax basis is determined only at the end of each fiscal year. As of December 31, 2025, the Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income                     $ 1,427,782

Undistributed capital gain                                10,345,612

Unrealized appreciation                                 188,659,863

Total distributable earnings                        $200,433,257

+ The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes.

Ordinary income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from the character of net investment income or net realized gains presented in the financial statements in accordance with U.S. GAAP.

The tax character of distributions paid during the fiscal year ended December 31, 2025 was as follows:

12/31/2025
Ordinary income	$ 850,842
Long-term capital gain	42,720,305
Total	$ 43,571,147

There were no distributions paid during the six months ended June 30, 2026.

NOTE 10 – Commitments & Contingencies

In the normal course of business, the Fund enters into contracts that contain general indemnifications to other parties. The Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of loss to be remote.

NOTE 11 – Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, trade barriers, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

NOTE 12 – Sector Concentration Risk

Sector concentration risk is the possibility that securities within the same sector will decline in price due to sector-specific market conditions, adverse economic developments or increased government regulation. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

NOTE 13 – New Accounting Pronouncement

In September 2023, the SEC adopted a final rule relating to “Names Rule” under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments will require that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets' treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. The amendments will become effective on April 9, 2024. The compliance date is June 11, 2026 for Funds with more than $1 billion in assets and December 11, 2026 for Funds with less than $1 billion in assets. The Fund is in compliance with this new rule.

NOTE 14 – Subsequent Events

Management has evaluated subsequent events through the date the financial statements were issued and has determined no such events requiring disclosure.

matthew 25 fund

ADDITIONAL INFORMATION

JUNE 30, 2026 (UNAUDITED)

PROXY VOTING GUIDELINES

Matthew 25 Management Corp., the Fund's Advisor, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility and a record of the Fund’s proxy votes for the most recent twelve month period ended June 30, are available without charge, upon request, by calling toll free 1-888-M25-FUND. The Proxy Voting Record is also available on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

QUARTERLY FILING OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund's Forms N-PORT are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-PORT may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 13.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 14. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 16. Controls and Procedures.

(a)       Disclosure Controls & Procedures.  The registrant’s president and chief financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)       Internal Controls. There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(b) under the 1940 Act that occurred during the registrant’s first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.  Exhibits.

(a)(1) EX-99.CERT.  Filed herewith.

(a)(2) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)       EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matthew 25 Fund

By: /s/ Mark Mulholland

      Mark Mulholland

      Principal Executive Officer and Principal Financial Officer

Date: August 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark Mulholland

      Mark Mulholland

      Principal Executive Officer and Principal Financial Officer

Date: August 31, 2026